16. PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
16.	PROPERTY, PLANT AND EQUIPMENT

	Works in progress	Automatic switching equipment	Transmission and other equipment (1)	Infrastructure	Buildings	Right of use - leases	Other assets	Total
Cost of PP&E (gross amount)
Balance at January 1, 2019	3,351,613	20,077,960	62,092,721	30,343,531	4,463,690		6,466,170	126,795,685
Initial adoption of IFRS 16						8,167,932		8,167,932
Contractual changes						520,809		520,809
Additions	6,870,257		226,022	295,795	5,054	283,494	96,435	7,777,057
Write-offs	(104,781)		(61,464)	(1,059,118)		(136,734)	(421)	(1,362,518)
Transfers	(7,958,762)	135,576	5,076,356	2,463,974	39,025		243,831
Transfer to held-for-sale assets				(50,854)	(271,292)			(322,146)
Reclassified from held-for-sale assets (ii)							781	781
Balance at December 31, 2019	2,158,327	20,213,536	67,333,635	31,993,328	4,236,477	8,835,501	6,806,796	141,577,600
Contractual changes						809,262		809,262
Additions	7,155,675	53	477,901	47,905	5,468	1,515,130	111,222	9,313,354
Expenses on impairment losses			(329,330)					(329,330)
Write-offs (i)	(86,181)	(595)	(608,648)	(2,069)	(20,001)	(1,251,088)	(4,855)	(1,973,437)
Transfers	(7,077,897)	331,961	6,957,110	363,356	36,947		(611,477)
Transfer to held-for-sale assets	(197,009)	(3,339,183)	(22,389,657)	(1,687,488)	(142,695)	(6,321,774)	(1,432,438)	(35,510,244)
Balance at December 31, 2020	1,952,915	17,205,772	51,441,011	30,715,032	4,116,196	3,587,031	4,869,248	113,887,205
Accumulated depreciation
Balance at January 1, 2019		(18,940,570)	(47,888,763)	(23,034,282)	(2,814,575)		(5,691,932)	(98,370,122)
Depreciation expenses		(271,449)	(2,519,706)	(1,456,608)	(101,432)	(952,225)	(247,836)	(5,549,256)
Write-offs			53,452	979,614		22,315	(7,514)	1,047,867
Transfers		85	(565)	(787)	776		491
Transfer to held-for-sale assets				16,267	189,198			205,465
Reclassified from held-for-sale assets							(720)	(720)
Balance at December 31, 2019		(19,211,934)	(50,355,582)	(23,495,796)	(2,726,033)	(929,910)	(5,947,511)	(102,666,766)
Depreciation expenses		(268,439)	(3,882,008)	(432,887)	(89,845)	(1,061,116)	(234,318)	(5,968,613)
Write-offs		594	410,528	975	18,373	215,188	4,479	650,137
Transfers		(177,601)	418,437	(611,211)	(43,369)		413,744
Transfer to held-for-sale assets		2,753,392	11,886,566	1,230,408	73,177	1,097,308	1,192,244	18,233,095
Balance at December 31, 2020		(16,903,988)	(41,522,059)	(23,308,511)	(2,767,697)	(678,530)	(4,571,362)	(89,752,147)
PP&E, net
Balance at December 31, 2019	2,158,327	1,001,602	16,978,053	8,497,532	1,510,444	7,905,591	859,285	38,910,834
Balance at December 31, 2020	1,952,915	301,784	9,918,952	7,406,521	1,348,499	2,908,501	297,886	24,135,058
Annual depreciation rate (average)		10%	12%	10%	9%	11%	15%

(1)	Transmission and other equipment include transmission and data communication equipment.

(i)	Refer basically to the impacts arising from the divestments of providers infrastructure services involving the management of Towers.

(ii)	Represented basically by assets of the UPIs transferred to held-for-sale assets (Note 31).

Additional disclosures

Pursuant to ANATEL’s concession agreements, the property, plant and equipment items of the Concessionaires that are indispensable for the provision of the Switched Fixed-line Telephony Services (“STFC”) provided for in said agreements are considered returnable assets.

As at December 31, 2020, the residual balance of the returnable assets is R$9,095,432 (R$9,048,877 in 2019) and consists of assets and installations in progress, switching and transmission equipment, payphones, outside network equipment, power equipment, and systems and operation support equipment.

In the year ended December 31, 2020, 2019 and 2018, financial charges and transaction costs incurred on works in progress were capitalized at the average rate of 7% per year.

Movements in the rights of use - leases

	Towers	Physical space	Stores	Vehicles	Properties	Power distributed	Total
Lease cost (gross amount)
Balance at January 1, 2019
Initial adoption of IFRS 16	7,353,507	521,523	117,480	93,615	81,807		8,167,932
Contractual changes	500,690	6,614	6,680		6,825		520,809
Additions	65,559	29,008	13,555	174,455	917		283,494
Write-offs	(35,836)	(82,091)	(8,701)	(8,804)	(1,302)		(136,734)
Balance at December 31, 2019	7,883,920	475,054	129,014	259,266	88,247		8,835,501
Contractual changes	747,366	7,717	19,058	22,267	12,849	5	809,262
Additions	909,795	490,945	3,047	77,281	9,123	24,939	1,515,130
Write-offs	(807,203)	(335,869)	(2,523)	(92,372)	(13,121)		(1,251,088)
Transfer to held-for-sale assets	(6,156,519)	(165,203)			(52)		(6,321,774)
Balance at December 31, 2020	2,577,359	472,644	148,596	266,442	97,046	24,944	3,587,031
Accumulated depreciation
Balance at January 1, 2019
Depreciation expenses	(737,439)	(92,896)	(31,456)	(70,787)	(19,647)		(952,225)
Write-offs	13,176	3,967	1,580	3,028	564		22,315
Balance at December 31, 2019	(724,263)	(88,929)	(29,876)	(67,759)	(19,083)		(929,910)
Depreciation expenses	(781,439)	(119,913)	(32,572)	(103,997)	(22,296)	(899)	(1,061,116)
Write-offs	103,120	63,285	684	45,556	2,543		215,188
Transfer to held-for-sale assets	1,074,383	22,886			39		1,097,308
Balance at December 31, 2020	(328,199)	(122,671)	(61,764)	(126,200)	(38,797)	(899)	(678,530)
Right of use, net
Balance at December 31, 2019	7,159,657	386,125	99,138	191,507	69,164		7,905,591
Balance at December 31, 2020	2,249,160	349,973	86,832	140,242	58,249	24,045	2,908,501

(i)	Represented basically by assets of the UPIs transferred to held-for-sale assets (Note 31).